Investment Income - Summary of Investment Income (Detail) - Aegon Ltd. [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of investment income [line items]
Interest income from short-term investments	€ 41	€ 67
Interest income from intercompany loans	5	19
Investment income	€ 46	€ 86